Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments Abstract
Summary of Information on Direct Subsidiaries, Joint Arrangements and Associates

	Main business segment	% Petrobras' ownership	% Petrobras' voting rights	Share-holders’ equity (deficit)	Net income (loss) for the year	Country
Subsidiaries
Petrobras International Braspetro - PIB BV	Several	100.00	100.00	48,950	1,896	Netherlands
Petrobras Transporte S.A. - Transpetro	RT&M	100.00	100.00	1,104	226	Brazil
Petrobras Logística de Exploração e Produção S.A. - PB-LOG	E&P	100.00	100.00	67	260	Brazil
Petrobras Gás S.A. - Gaspetro	Gas & Power	51.00	51.00	405	46	Brazil
Petrobras Biocombustível S.A.	Corporate, others	100.00	100.00	215	(45)	Brazil
Araucária Nitrogenados S.A.	Gas & Power	100.00	100.00	26	4	Brazil
Termomacaé S.A.	Gas & Power	100.00	100.00	88	10	Brazil
Braspetro Oil Services Company - Brasoil	Corporate, others	100.00	100.00	111	1	Cayman Islands
Termobahia S.A.	Gas & Power	98.85	98.85	106	6	Brazil
Baixada Santista Energia S.A.	Gas & Power	100.00	100.00	50	(4)	Brazil
Petrobras Comercializadora de Energia S.A.. - PBEN	Gas & Power	100.00	100.00	12	6	Brazil
Fundo de Investimento Imobiliário RB Logística - FII	E&P	99.20	99.15	9	7	Brazil
Procurement Negócios Eletrônicos S.A.	Corporate, others	72.00	49.00	6	3	Brazil
Petrobras Comercializadora de Gás e Energia e Participações S.A.	Corporate, others	100.00	100.00	−	−	Brazil
Transportadora Brasileira Gasoduto Bolívia - Brasil S.A.	Gas & Power	51.00	51.00	60	150	Brazil
Refinaria de Canoas S.A. (i)	RT&M	100.00	100.00	−	−	Brazil
Paraná Xisto S.A. (i)	RT&M	100.00	100.00	−	−	Brazil
Refinaria de Mucuripe S.A (i)	RT&M	100.00	100.00	−	−	Brazil
Refinaria de Manaus S.A. (i)	RT&M	100.00	100.00	−	−	Brazil
Associação Petrobras de Saúde	Corporate, others	93.47	93.47	89	−	Brazil
Joint operations
Fábrica Carioca de Catalizadores S.A. - FCC	RT&M	50.00	50.00	52	22	Brazil
Ibiritermo S.A.	Gas & Power	50.00	50.00	13	4	Brazil
Joint ventures
Logum Logística S.A.	RlT&M	30.00	30.00	159	(21)	Brazil
Petrocoque S.A. Indústria e Comércio	RT&M	50.00	50.00	21	46	Brazil
Refinaria de Petróleo Riograndense S.A.	RT&M	33.20	33.33	7	−	Brazil
Brasympe Energia S.A.	Gas & Power	20.00	20.00	13	3	Brazil
Brentech Energia S.A.	Gas & Power	30.00	30.00	(4)	(22)	Brazil
Metanor S.A. - Metanol do Nordeste	RT&M	34.54	50.00	15	6	Brazil
Companhia de Coque Calcinado de Petróleo S.A. - Coquepar	RT&M	45.00	45.00	−	−	Brazil
Participações em Complexos Bioenergéticos S.A. - PCBIOS	Corporate, others	50.00	50.00	−	−	Brazil
Associates
Braskem S.A. (ii)	RT&M	36.15	47.03	2,287	2,501	Brazil
UEG Araucária Ltda.	Gas & Power	18.80	18.80	107	86	Brazil
Deten Química S.A.	RT&M	27.88	28.56	143	91	Brazil
Energética SUAPE II S.A.	Gas & Power	20.00	20.00	82	55	Brazil
Nitrocolor Produtos Químicos LTDA.	RT&M	38.80	38.80	−	−	Brazil
Bioenergética Britarumã S.A.	Gas & Power	30.00	30.00	−	−	Brazil
Transportadora Sulbrasileira de Gás - TSB	Gas & Power	25.00	25.00	2	1	Brazil

(i) Companies legally established, with capital contribution of US$ 58 thousand for each company.
(ii) Equity and net income at September 30, 2021, most current public information.

Summary of Investments in Associates and Joint Ventures

	Balance at 12.31.2020	Investments	Transfer to assets held for sale	Restructuring, capital decrease and others	Results in equity-accounted investments	CTA	OCI	Dividends	Balance at 12.31.2021
Joint Ventures	813	9	(325)	−	202	1	(1)	(190)	509
MP Gulf of Mexico, LLC/PIB BV	366	−	−	−	122	1	—	(102)	387
State natural gas distributors (Gaspetro)	298	−	(308)	−	38	(2)	−	(26)	−
Compañia Mega S.A. - MEGA	82	−	−	−	31	2	−	(17)	98
Petrochemical joint ventures	−	−	−	−	(23)	23	−	−	−
Other joint ventures	67	9	(17)	−	34	(23)	(1)	(45)	24
Associates	2,455	15	(2,139)	(172)	1,405	(32)	23	(557)	998
Nova Transportadora do Sudeste	176	−	−	(176)	18	(3)	−	(15)	−
BR (current Vibra Energia)	1,862	−	(2,129)	−	450	(62)	−	(121)	−
Others Associates (*)	417	15	(10)	4	937	33	23	(421)	998
Other investments	5	−	−	−	−	(2)	−	−	3
Total	3,273	24	(2,464)	(172)	1,607	(33)	22	(747)	1,510

(*) It includes Braskem.

Summary of Investments in Listed Companies

	Thousand-share lot			Quoted stock exchange prices (US$ per share)		Fair value
	12.31.2021	12.31.2020	Type	12.31.2021	12.31.2020	12.31.2021	12.31.2020
Associate
Braskem S.A.	212,427	212,427	Common	10.17	4.85	2,160	1,031
Braskem S.A.	75,762	75,762	Preferred A	10.33	4.54	782	344
						2,942	1,375

Summary of Condensed Financial Information

Condensed financial information is set out as follows:

	Gaspetro		Consolidated Structured entities (*)		FIDC		TBG

	2021	2020	2021	2020	2021	2020	2021	2020
Current assets	462	81	−	897	11,969	3,951	134	228
Long-term receivables	−	50	−	460	−	−	−	−
Investments	−	298	−	−	−	−	−	−
Property, plant and equipment	−	−	−	−	−	−	279	313
Other non-current assets	−	53	−	1	−	−	2	3
	462	482	−	1,358	11,969	3,951	415	544
Current liabilities	58	25	−	1,043	4	1	109	206
Non-current liabilities	−	23	−	132	−	−	246	257
Shareholders' equity	404	434	−	183	11,965	3,950	60	81
	462	482	−	1,358	11,969	3,951	415	544
Sales revenues	132	83	−	−	−	−	327	310
Net income	47	64	(133)	(195)	454	416	150	111
Increase (decrease) in cash and cash equivalents	7	(4)	(333)	227	(315)	2	42	25

Summarized Information on Joint Ventures and Associates

The Company invests in joint ventures and associates in Brazil and abroad, whose activities are related to petrochemical, refining, production, trade and logistics of oil products, gas distribution, biofuels, thermoelectric power plants, and other activities. Condensed financial information is set out below:

	2021				2020

	Joint ventures			Associates	Joint ventures			Associates

	In Brazil	MP Gulf of Mexico, LLC	Other companies abroad	In Brazil (*)	In Brazil	MP Gulf of Mexico, LLC	Other companies abroad	In Brazil

Current assets	832	425	253	7,308	795	277	137	9,968
Non-current assets	371	203	11	2,334	385	259	4	3,941
Property, plant and equipment	461	2,683	195	6,845	492	2,380	62	9,914
Other non-current assets	460	1	1	539	482	2	−	761
	2,124	3,312	460	17,026	2,154	2,918	203	24,584
Current liabilities	728	324	126	4,632	573	228	58	7,279
Non-current liabilities	517	623	36	10,967	661	789	17	15,246
Shareholders' equity	874	1,979	196	1,688	887	1,535	81	2,358
Non-controlling interest	5	386	102	(261)	33	366	47	(299)
	2,124	3,312	460	17,026	2,154	2,918	203	24,584

Sales revenues	2,947	1,138	−	20,625	2,056	748	−	28,425
Net Income (loss) for the year	156	635	91	2,821	93	(607)	9	(241)
Ownership interest - %	20 to 83%	20%	34 to 45%	18.8 to 38%	23.5 to 83%	20%	34 to 45%	4.59 to 40%
(*) In 2021, balance mainly composed by Braskem.